FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 2 (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	$ 92	$ 257
Derivative liabilities, fair value	(405)	(263)
Interest rate swaps - fixed rate borrowings/loans | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	6
Derivative assets, fair value	$ 0
Derivative assets, average rate	0.98%
Derivative liabilities, notional amount	$ 6
Derivative liabilities, fair value	$ 0
Derivative liabilities, average rate	1.01%
Total foreign exchange rate instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	$ 25	175
Derivative liabilities, fair value	(327)	(104)
Forward purchase contracts | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	586	3,784
Derivative assets, fair value	8	153
Derivative liabilities, notional amount	3,939	658
Derivative liabilities, fair value	(140)	(21)
Forward sale contracts | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	525	685
Derivative assets, fair value	17	10
Derivative liabilities, notional amount	774	657
Derivative liabilities, fair value	(11)	(26)
Currency swaps purchases | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	0	138
Derivative assets, fair value	0	6
Derivative liabilities, notional amount	9	44
Derivative liabilities, fair value	(7)	(33)
Currency swaps sales | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	0	500
Derivative assets, fair value	0	4
Derivative liabilities, notional amount	1,000	500
Derivative liabilities, fair value	(157)	(24)
Exchange option purchases | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	0	169
Derivative assets, fair value	0	1
Derivative liabilities, notional amount	338	37
Derivative liabilities, fair value	(7)	0
Exchange options sales | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	0	109
Derivative assets, fair value	0	1
Derivative liabilities, notional amount	319	0
Derivative liabilities, fair value	(5)	0
Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	67	82
Derivative liabilities, fair value	(78)	(159)
Total raw materials (base metals), freight, energy, emission rights | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	67	82
Derivative liabilities, fair value	(78)	(159)
Term contracts sales | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	20	329
Derivative assets, fair value	1	18
Derivative liabilities, notional amount	467	312
Derivative liabilities, fair value	(38)	(36)
Term contracts purchases | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	796	416
Derivative assets, fair value	65	64
Derivative liabilities, notional amount	534	841
Derivative liabilities, fair value	(40)	(123)
Options sales/purchases | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	9	6
Derivative assets, fair value	1	0
Derivative liabilities, notional amount	0	6
Derivative liabilities, fair value	$ 0	$ 0